Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Disaggregation of Revenue [Abstract]
Vessel revenues, net of commissions	$ 0	$ 12,832
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues, net of commissions	$ 0	$ 12,832